OTHER NON-OPERATING INCOME/(LOSS), NET- Schedule Of Other Nonoperating Income Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Other non-operating income/(loss), net	¥ 112,909	$ 17,718	¥ (1,610)	¥ 8,497
Loss on disposal of long-term investments and a subsidiary [Member]
Other non-operating income/(loss), net	112,354		(1,610)
Others [Member]
Other non-operating income/(loss), net	¥ 555		¥ 0	¥ 8,497